Notes and Amounts Receivable for Equity Issued (Details Narrative)					12 Months Ended
	Nov. 10, 2021 USD ($) shares $ / shares	Nov. 10, 2021 USD ($) shares $ / shares $ / shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 CAD ($)	Nov. 10, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 CAD ($) shares	Jan. 01, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Interest receivable | $					$ 52,538
Number of options exercised					3,345,000	3,910,000
Accrued interest income | $					$ 52,502
Accrued interest | $					52,538
Promissory note agreement [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 467,089	$ 467,089	$ 48,087	$ 48,087				$ 594,321	$ 60,000
Maturity date	November 10, 2022	November 10, 2022	September 30, 2021	September 30, 2021
Number of warrants exercised	4,716,667	4,716,667	500,000	500,000				4,716,667	500,000
Share price | (per share)			$ 0.10	$ 0.12
Number of options exercised	1,810,000	1,810,000
Promissory note agreement [member] | Promissory Note [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 0.08	$ 0.12
Options exercise price | (per share)	0.06	$ 0.06						$ 0.08
Promissory note agreement [member] | Promissory Note [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)	0.10	$ 0.12
Options exercise price | (per share)	$ 0.12	$ 0.12						$ 0.15
Promissory note agreement [member] | Promissory Note One [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 72,131	$ 72,131					$ 90,000
Maturity date			November 30, 2021	November 30, 2021
Number of warrants exercised			750,000	750,000					750,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 62,513	$ 62,513					$ 78,000
Maturity date			December 31, 2021	December 31, 2021
Number of warrants exercised			650,000	650,000					650,000
Share price | (per share)			$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory Note Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 246,206	$ 246,206					$ 307,200
Maturity date			July 28, 2023	July 28, 2023
Number of warrants exercised			2,560,000	2,560,000					2,560,000
Share price | (per share)			$ 0.10	$ 0.10
Promissory note agreement [member] | Promissory Note Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 288,523	$ 288,523	136,611		$ 147,065		$ 360,000
Maturity date			July 31, 2023	July 31, 2023
Number of warrants exercised			3,000,000	3,000,000					3,000,000
Share price | (per share)			$ 0.10	$ 0.12
Principal amount					22,099		30,000
Interest receivable					$ 4,839		$ 8,427